Data Compare Summary

BRAVO 2025-NQM2_FINAL

Run Date - 2/5/2025 9:00:00 AM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	Comments
AllBorrowerTotalIncome	9	19	47.37%	Income was verified for each borrower
AmortizationType	0	8	0.00%
ApplicationDate	2	20	10.00%	All variances were verified by Mission using either the 1003 date or the credit report date
ARInitialInterestRate	0	11	0.00%
B1Citizen	0	19	0.00%
B1FirstName	1	21	4.76%	All variances were spelling differences in the tape vs on the note.
B1LastName	0	21	0.00%
BaseLoanAmount	0	11	0.00%
CLTV	8	21	38.10%	In all cases Mission verified CLTV amounts from the relevant closing documents.
DSCR	10	21	47.62%	In all cases Mission vrecalculated DSCR from relevant income and credit documents.
FirstPaymentDate	1	20	5.00%	In all cases Mission verified first payment date from the promissory note.
InitialMonthlyPIOrIOPayment	3	21	14.29%	In all cases Mission verified payment P&I from the promissory note.
InterestRate	0	21	0.00%
LenderName	2	19	10.53%	The Lender name was verified by Mission in the Promissory Note
LoanAmount	2	21	9.52%	The interest rate was verified by Mission in the Promissory Note
LoanOriginationCompanyLenderCreditor	0	2	0.00%
LoanProgram	1	21	4.76%	It appears the Loan program was changed prior to close.
LoanPurpose	0	19	0.00%
LTV	0	21	0.00%
MINNo	0	8	0.00%
MortgageOriginationChannel	0	19	0.00%
NoteDate	0	18	0.00%
NoteType	0	11	0.00%
NumberofUnits	0	21	0.00%
Occupancy	0	21	0.00%
OriginatorDTI	0	19	0.00%
OriginatorFrontEndDTI	0	11	0.00%
PercentofBorrowersFundsforDownPayment	5	11	45.45%	In each case the borrowers funds used for down payment were verified from the Closing documentation.
PrimaryAppraisedPropertyValue	0	21	0.00%
PropertyAddress	0	21	0.00%
PropertyCity	0	21	0.00%
PropertyCounty	4	21	19.05%	In all cases Mission verified CLTV amounts from the relevant closing documents.
PropertyState	0	21	0.00%
PropertyType	0	19	0.00%
PropertyZipCode	0	21	0.00%
QualifyingFICO	2	11	18.18%	In all cases, Mission verified FICO scores from origination credit reports.
RefinanceType	2	8	25.00%	All differences are enumerations related to cash out enumerations. In each case mission verified the Refinance type from the 1008.
SalesPrice	1	16	6.25%	Mission verified sales price from the contract value.